Consolidated Statement Of Equity - USD ($) $ in Millions	Total	General Partner [Member]	Limited Partner [Member]	Class D Units [Member]	Series A Convertible Preferred Units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2013	$ 16,279	$ (3)	$ 1,066	$ 6	$ 0	$ 9	$ 15,201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(821)	(2)	(817)	(2)	0	0	0
Distributions to noncontrolling interest	(1,905)	0	0	0	0	0	(1,905)
Subsidiary unit transactions | Subsidiary units issued in certain acquisitions [Member]	5,815	0	211	0	0	0	5,604
Subsidiary unit transactions | Subsidiary units issued to Parent [Member]	0	0	99	0	0	0	99
Subsidiary unit transactions | Subsidiary units issued for cash [Member]	3,057	0	148	2	0	0	2,907
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests | Lake Charles LNG Transaction [Member]	0	2	480	0	0	0	(482)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(319)	0	0	0	0	0	(319)
Capital contributions received from noncontrolling interest	139	0	0	0	0	0	139
Non-cash compensation expense, net of units tendered by employees for tax withholdings	65	0	0	14	0	0	51
Other, net	(3)	0	30	0	0	0	(33)
Units repurchased under buyback program	(1,000)	0	(1,000)	0	0	0	0
Other comprehensive income, net of tax	(117)	0	0	0	0	(14)	(103)
Net income	1,124	2	629	2	0	0	491
Balance at Dec. 31, 2014	22,314	(1)	648	22	0	(5)	21,650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(1,090)	(3)	(1,084)	(3)	0	0	0
Distributions to noncontrolling interest	(2,335)	0	0	0	0	0	(2,335)
Subsidiary unit transactions	3,889	1	(524)	(1)	0	0	4,415
Capital contributions received from noncontrolling interest	875	0	0	0	0	0	875
Non-cash compensation expense, net of units tendered by employees for tax withholdings	70	0	0	8	0	0	62
Other, net	(149)	0	(118)	0	0	0	(31)
Units repurchased under buyback program	(1,064)	0	(1,064)	0	0	0	0
Issuance of common units	0	0	7	(7)	0	0	0
Acquisition and disposition of noncontrolling interest	(65)	0	0	0	0	0	(65)
Other comprehensive income, net of tax	60	0	0	0	0	5	55
Net income	1,093	3	1,183	3	0	0	(96)
Balance at Dec. 31, 2015	23,598	(2)	(952)	22	0	0	24,530
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(1,022)	(3)	(1,019)	0	0	0	0
Distributions to noncontrolling interest	(2,795)	0	0	0	0	0	(2,795)
Distributions reinvested	0	0	(173)	0	173	0	0
Subsidiary unit transactions | Subsidiary units issued in certain acquisitions [Member]	307	0	0	0	0	0	307
Subsidiary unit transactions | Subsidiary units issued for cash [Member]	2,559	0	0	0	0	0	2,559
Capital contributions received from noncontrolling interest	236	0	0	0	0	0	236
Non-cash compensation expense, net of units tendered by employees for tax withholdings	52	0	0	(22)	0	0	74
Other, net	43	(1)	30	0	0	0	14
Issuance of common units	37	0	39		(2)	0	0
Acquisition and disposition of noncontrolling interest	(779)	0	(779)	0	0	0	0
Partners' Capital Account, Acquisitions	(236)	0	0	0	0	0	236
Other comprehensive income, net of tax	4	0	0	0	0	0	4
Net income	41	3	983	0	9	0	(954)
Balance at Dec. 31, 2016	$ 22,517	$ (3)	$ (1,871)	$ 0	$ 180	$ 0	$ 24,211